UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	1/31/2008

Item 1. Schedule of Investments

Dryden Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 1.0%
L-3 Communications Holdings, Inc.(a)	21,700	$2,405,011

Auto Components — 1.5%
Autoliv, Inc. (Sweden)	23,600	1,178,820
BorgWarner, Inc.	29,000	1,467,690
TRW Automotive Holdings Corp.*	35,200	807,136

		3,453,646

Automobiles — 1.0%
Ford Motor Co.*(a)	198,900	1,320,696
Harley-Davidson, Inc.(a)	25,200	1,022,616

		2,343,312

Beverages — 2.5%
Coca-Cola Enterprises, Inc.(a)	80,300	1,852,521
Constellation Brands, Inc. (Class A Stock)*(a)	81,700	1,707,530
Pepsi Bottling Group, Inc.(a)	38,100	1,327,785
PepsiAmericas, Inc.	43,400	1,069,376

		5,957,212

Building Products — 0.4%
Masco Corp.(a)	45,500	1,043,315

Business Services — 0.1%
Total System Services, Inc.	15,340	354,354

Capital Markets — 0.1%
Bear Stearns Cos., Inc. (The)(a)	2,300	207,690

Chemicals — 3.2%
Ashland, Inc.(a)	18,300	833,199
Celanese Corp.	27,300	1,015,014
Eastman Chemical Co.	24,400	1,612,108
FMC Corp.	20,800	1,105,728
Huntsman Corp.	20,400	494,496
PPG Industries, Inc.	34,200	2,260,278
Westlake Chemical Corp.(a)	14,700	295,470

		7,616,293

Commercial Banks — 7.0%
Associated Banc-Corp	39,600	1,115,928
BancorpSouth, Inc.(a)	36,300	890,076
Bank of Hawaii Corp.	9,700	488,589
City National Corp.	15,600	887,328
Colonial BancGroup, Inc. (The)(a)	50,100	786,570
Comerica, Inc.	32,800	1,430,736
Commerce Bancshares, Inc.(a)	15,330	680,805
First Horizon National Corp.(a)	35,100	760,617
Fulton Financial Corp.(a)	45,500	573,755
Huntington Bancshares, Inc.	66,500	894,425
KeyCorp	79,800	2,086,770
M&T Bank Corp.	11,100	1,018,647
Popular, Inc. (Puerto Rico)(a)	79,600	1,076,192
Synovus Financial Corp.	31,700	418,757
TCF Financial Corp.	36,300	771,375
UnionBanCal Corp.(a)	17,900	878,174
Webster Financial Corp.	11,700	396,279
Wilmington Trust Corp.	11,900	414,953
Zions Bancorp	17,000	930,580

		16,500,556

Commercial Services & Supplies — 0.8%
R.R. Donnelley & Sons Co.	52,400	1,828,236

Communication Equipment — 0.2%
Arris Group, Inc.*(a)	65,300	573,987

Computer Services & Software — 0.1%
Metavante Technologies, Inc.*	6,533	144,706

Computers & Peripherals — 1.2%
Lexmark International, Inc. (Class A Stock)*	44,000	1,593,240
Western Digital Corp.*(a)	47,100	1,245,795

		2,839,035

Construction & Engineering — 0.2%
Chicago Bridge & Iron Co. NV (Netherlands)	13,100	582,819

Consumer Finance — 0.2%
AmeriCredit Corp.*(a)	31,300	416,603

Containers & Packaging — 0.3%
Sonoco Products Co.	22,900	706,694

Diversified Consumer Services — 0.2%
Career Education Corp.*	19,900	432,626

Diversified Financial Services — 0.5%
CIT Group, Inc.(a)	42,800	1,196,688

Diversified Telecommunication Services — 0.5%
CenturyTel, Inc.	32,600	1,203,266

Electric Utilities — 6.6%
American Electric Power Co., Inc.	80,800	3,460,664
DPL, Inc.(a)	29,800	827,248
Duke Energy Corp.	28,900	539,274
Edison International	64,500	3,364,320
Great Plains Energy, Inc.(a)	31,600	881,008
Pepco Holdings, Inc.(a)	54,700	1,392,662
Pinnacle West Capital Corp.	28,500	1,094,970
PPL Corp.	26,800	1,311,056
Progress Energy, Inc.	56,000	2,529,520

		15,400,722

Electronic Equipment & Instruments — 1.6%
Avnet, Inc.*	44,100	1,570,401
Ingram Micro, Inc. (Class A Stock)*	47,000	835,660
Tech Data Corp.*	25,000	859,500
Vishay Intertechnology, Inc.*	38,200	400,718

		3,666,279

Energy Equipment & Services — 2.2%
BJ Services Co.	40,600	883,050
Noble Corp. (Cayman Islands)	8,800	385,176
Oil States International, Inc.*(a)	25,000	876,500
Patterson-UTI Energy, Inc.(a)	37,100	726,418
SEACOR Holdings, Inc.*(a)	9,500	837,900
Tidewater, Inc.(a)	16,100	852,656
Unit Corp.*	11,700	586,404

		5,148,104

Exchange Traded Fund — 1.6%
iShares Russell Midcap Value Index Fund(a)	28,700	3,861,872

Financial Services — 0.7%
Marshall & Ilsley Corp.(a)	55,900	1,559,610

Food & Staples Retailing — 1.3%
Kroger Co. (The)	67,500	1,717,875
Safeway, Inc.	45,000	1,394,550

		3,112,425

Food Products — 1.9%
ConAgra Foods, Inc.	41,900	902,107
Dean Foods Co.	48,300	1,352,400
Del Monte Foods Co.	113,400	1,017,198
Smithfield Foods, Inc.*(a)	44,600	1,242,110

		4,513,815

Gas Utilities — 2.0%
AGL Resources, Inc.	27,900	1,056,015
Atmos Energy Corp.(a)	33,300	956,376
National Fuel Gas Co.	29,800	1,284,678
ONEOK, Inc.	32,000	1,504,000

		4,801,069

Healthcare Providers & Services — 2.1%
Aetna, Inc.	12,700	676,402
CIGNA Corp.	15,600	766,896
Coventry Health Care, Inc.*	21,500	1,216,470
LifePoint Hospitals, Inc.*(a)	48,700	1,314,900
Omnicare, Inc.	42,900	949,806

		4,924,474

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.	33,000	614,130
Carnival Corp. (Panama)	25,600	1,138,944
Darden Restaurants, Inc.	20,800	589,056
International Speedway Corp. (Class A Stock)	16,600	679,604

		3,021,734

Household Durables — 2.9%
Black & Decker Corp. (The)(a)	7,700	558,558
Centex Corp.(a)	10,800	300,024
Fortune Brands, Inc.	12,300	860,016
Leggett & Platt, Inc.	37,700	717,054
Lennar Corp. (Class A Stock)	17,300	356,380
Mohawk Industries, Inc.*(a)	15,200	1,214,784
NVR, Inc.*(a)	800	505,200
Ryland Group, Inc.(a)	8,700	293,277
Stanley Works (The)	13,900	713,904
Whirlpool Corp.(a)	15,300	1,302,183

		6,821,380

Independent Power Producers & Energy Traders — 0.8%
Mirant Corp.*(a)	30,800	1,134,672
NRG Energy, Inc.*(a)	21,600	833,544

		1,968,216

Industrial Conglomerates — 1.0%
Teleflex, Inc.	15,600	922,272
Walter Industries, Inc.	36,400	1,525,888

		2,448,160

Insurance — 10.2%
American Financial Group, Inc.	30,000	831,900
Arch Capital Group Ltd. (Bermuda)*	3,500	246,610
Axis Capital Holdings Ltd.	6,200	248,248
Cincinnati Financial Corp.(a)	39,500	1,522,330
Endurance Specialty Holdings Ltd. (Bermuda)	40,800	1,653,216
Everest Reinsurance Group Ltd. (Bermuda)	2,400	244,056
Fidelity National Financial, Inc.	61,300	1,206,997
First American Corp.	27,700	1,206,335
Genworth Financial, Inc.	34,700	844,598
HCC Insurance Holdings, Inc.	27,200	757,792
MBIA, Inc.(a)	24,000	372,000
Mercury General Corp.	15,300	735,777
Nationwide Financial Services, Inc. (Class A Stock)	19,100	843,647
Old Republic International Corp.(a)	65,200	973,436
Philadelphia Consolidated Holding Co.*(a)	13,700	490,460
Principal Financial Group, Inc.(a)	22,400	1,335,264
Protective Life Corp.	23,800	945,812
Reinsurance Group of America, Inc.	15,000	869,550
RenaissanceRe Holdings Ltd.	12,000	683,880
Safeco Corp.(a)	29,800	1,590,426
StanCorp Financial Group, Inc.	21,700	1,067,857
Torchmark Corp.(a)	17,900	1,092,974
Transatlantic Holdings, Inc.	6,200	422,840
Unitrin, Inc.	19,100	785,965
Unum Group	76,200	1,723,644
W.R. Berkely Corp.	34,100	1,031,866
XL Capital Ltd. (Class A Stock)	4,700	211,500

		23,938,980

Internet Services — 0.6%
Computer Sciences Corp.*	32,100	1,358,472

Leisure Equipment & Products — 0.5%
Brunswick Corp.(a)	28,800	546,912
Eastman Kodak Co.(a)	29,600	589,928

		1,136,840

Machinery — 4.8%
AGCO Corp.*	10,500	632,310
Cummins, Inc.	12,300	593,844
Eaton Corp.	34,800	2,880,048
Ingersoll-Rand Co. Ltd. (Class A Stock)	40,000	1,580,800
Paccar, Inc.	26,250	1,231,650
Parker Hannifin Corp.	33,600	2,271,696
Terex Corp.*	4,900	287,924
Timken Co.	58,600	1,771,478

		11,249,750

Media — 1.9%
Cablevision Systems Corp. (Class A Stock)*	28,500	669,180
Dish Network Corp. (Class A Stock)*	13,800	389,712
Echostar Corp. (Class A Stock)*	2,760	80,647
Gannett Co., Inc.(a)	52,600	1,946,200
Getty Images, Inc.*	19,200	480,000
New York Times Co. (The) (Class A Stock)(a)	48,300	808,542

		4,374,281

Metals & Mining — 3.0%
Cleveland-Cliffs, Inc.(a)	8,300	845,272
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	13,033	1,160,328
Southern Copper Corp.	7,800	731,952
Steel Dynamics, Inc.	29,800	1,554,070
United States Steel Corp.(a)	26,100	2,665,071

		6,956,693

Multi-Line Retail — 0.4%
Dollar Tree Stores, Inc.*(a)	34,800	974,748

Multi-Utilities — 9.8%
Centerpoint Energy, Inc.(a)	55,700	891,757
Consolidated Edison, Inc.(a)	54,600	2,379,468
DTE Energy Co.	42,900	1,829,685
Energy East Corp.	48,800	1,232,200
Integrys Energy Group, Inc.(a)	17,400	845,988
NiSource, Inc.	68,700	1,304,613
NSTAR(a)	35,200	1,141,536
PG&E Corp.(a)	66,300	2,720,952
Puget Energy, Inc.	42,200	1,103,530
SCANA Corp.	33,600	1,252,944
Sempra Energy	51,000	2,850,900
TECO Energy, Inc.(a)	69,600	1,160,232
Vectren Corp.	33,400	916,830
Wisconsin Energy Corp.	32,300	1,470,619
Xcel Energy, Inc.(a)	93,900	1,952,181

		23,053,435

Office Electronics — 1.3%
Xerox Corp.	196,000	3,018,400

Oil, Gas & Consumable Fuels — 9.0%
Canadian Natural Resources Ltd.	10,400	662,584
Chesapeake Energy Corp.	50,400	1,876,392
Cimarex Energy Co.	29,500	1,203,895
Forest Oil Corp.*	24,800	1,121,456
Frontline Ltd. (Bermuda)(a)	20,600	876,942
Hess Corp.	45,000	4,087,350
Murphy Oil Corp.	17,100	1,257,534
Newfield Exploration Co.*	33,300	1,661,004
Noble Energy, Inc.	28,400	2,061,272
Overseas Shipholding Group	14,400	939,168
Plains Exploration & Production Co.*	23,357	1,136,085
Ship Finance International Ltd.(a)	32,757	855,613
Sunoco, Inc.(a)	16,800	1,044,960
Talisman Energy, Inc. (Canada)	48,000	760,800
Tesoro Corp.	24,900	972,345
XTO Energy, Inc.	12,200	633,668

		21,151,068

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	24,700	377,169

Personal Products — 0.3%
NBTY, Inc.*	32,700	791,994

Pharmaceuticals — 1.2%
Endo Pharmaceuticals Holdings, Inc.*	37,100	969,794
King Pharmaceuticals, Inc.*(a)	72,400	759,476
Watson Pharmaceuticals, Inc.*(a)	38,200	997,402

		2,726,672

Real Estate Investment Trusts — 1.4%
Annaly Capital Management, Inc.(a)	76,800	1,514,496
Colonial Properties Trust(a)	19,700	485,408
iStar Financial, Inc.(a)	51,600	1,376,688

		3,376,592

Road & Rail — 1.2%
Avis Budget Group, Inc.*(a)	22,500	300,375
Con-Way, Inc.	18,800	915,372
Ryder System, Inc.(a)	21,300	1,108,878
YRC Worldwide, Inc.*(a)	23,600	432,116

		2,756,741

Semiconductors & Semiconductor Equipment — 0.4%
International Rectifier Corp.*(a)	21,000	584,430
Teradyne, Inc.*	43,200	473,904

		1,058,334

Software — 1.0%
BEA Systems, Inc.*	18,800	351,372
Check Point Software Technologies Ltd. (Israel)*	66,500	1,416,450
McAfee, Inc.*	15,700	528,462

		2,296,284

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	28,900	1,031,152
Aeropostale, Inc.*(a)	7,850	221,135
AutoNation, Inc.*(a)	26,800	436,304
AutoZone, Inc.*	4,400	531,872
Foot Locker, Inc.	28,500	390,165
Penske Auto Group, Inc.(a)	28,626	519,848
RadioShack Corp.(a)	32,700	567,345
Ross Stores, Inc.	37,400	1,090,210
TJX Cos., Inc.	24,200	763,752

		5,551,783

Textiles, Apparel & Luxury Goods — 0.6%
Jones Apparel Group, Inc.	35,000	588,000
Liz Claiborne, Inc.(a)	38,200	836,198

		1,424,198

Thrifts & Mortgage Finance — 0.7%
Astoria Financial Corp.	13,100	356,058
MGIC Investment Corp.	9,600	177,600
PMI Group, Inc. (The)(a)	25,200	239,400
Washington Federal, Inc.(a)	20,900	510,378
Washington Mutual, Inc.	18,200	362,544

		1,645,980

Trading Companies & Distributors — 0.3%
United Rentals, Inc.*	38,300	698,975

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	8,400	443,016

TOTAL LONG-TERM INVESTMENTS (Cost $235,316,583)		231,414,314

SHORT-TERM INVESTMENTS — 29.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $69,818,019; includes $68,922,687 of cash collateral for securities on loan)(b)(c)	69,818,019	69,818,019

TOTAL INVESTMENTS — 128.1% (Cost $305,134,602)(d)		301,232,333
Liabilities in excess of other assets — (28.1)%		(66,140,684)

NET ASSETS — 100.0%		$235,091,649

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $67,705,436; cash collateral of $68,922,687 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund- Taxable Money Market Series.

(d)

The United States federal income tax basis of the Fund’s investments was $305,474,781;accordingly, net unrealized depreciation on investments for federal income tax purposes was $4,242,448 (gross unrealized appreciation $25,496,741; gross unrealized depreciation $29,739,189). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Jennison Equity Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Air Freight & Logistics — 1.1%
TNT NV (Netherlands)	59,700	$2,213,453

Business Services — 0.8%
Navios Maritime Partners LP (Greece)*(a)	101,200	1,705,220

Commercial Banks — 1.4%
Turkiye Halk Bankasi AS (Turkey)*	399,700	3,003,384

Commercial Services & Supplies — 1.7%
Waste Management, Inc.	111,100	3,604,084

Diversified Financial Services — 1.0%
TCW Energy Partners LLC (original cost $2,000,000, purchased 12/14/07)*(c)(d)	100,000	2,000,000

Diversified Telecommunication Services — 16.5%
Alaska Communications Systems Group, Inc.(a)	191,800	2,692,872
AT&T, Inc.	83,700	3,221,613
Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	267,900	5,633,937
Citizens Communications Co.(a)	183,000	2,099,010
Consolidated Communications Holdings, Inc.(a)	248,200	3,881,848
Elisa Oyj (Finland)	131,800	3,761,263
Hellenic Telecommunications Organization SA (Greece)	126,600	3,934,077
Otelco, Inc.	135,000	2,077,650
Royal KPN NV (Netherlands)	138,800	2,519,097
Telstra Corp. Ltd., ADR (Australia)	161,600	3,129,400
Windstream Corp.(a)	139,800	1,623,078

		34,573,845

Electric Utilities — 12.6%
Cia Energetica De Minas Gerais, ADR (Brazil)(a)	129,100	2,056,563
CPFL Energia SA, ADR (Brazil)(a)	27,500	1,439,625
E.ON AG, ADR (Germany)	110,300	6,756,471
Empire District Electric Co. (The)(a)	107,700	2,387,709
Enel SpA (Italy)	391,100	4,343,974
Fortum Oyj (Finland)	21,500	871,606
Progress Energy, Inc.	56,100	2,534,037
Scottish & Southern Energy PLC (United Kingdom)	119,703	3,647,488
Southern Co.	66,400	2,413,640

		26,451,113

Electronic Components — 1.0%
ITC Holdings Corp.	39,700	2,097,748

Electronics — 1.1%
PNM Resources, Inc.	115,100	2,223,732

Financial Services — 0.5%
SLM Corp.	900	985,050

Food & Staples Retailing — 1.1%
Metro AG (Germany)	29,300	2,401,359

Food Products — 1.9%
B&G Foods, Inc.	405,200	3,991,220

Gas Utilities — 2.5%
Equitable Resources, Inc.(a)	52,600	2,932,450
Oneok, Inc.	49,900	2,345,300

		5,277,750

Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	99,100	5,306,805

Household Products — 1.2%
Kimberly-Clark Corp.	38,200	2,507,830

Machinery — 0.7%
New Flyer Industries, Inc., 144A (Canada)	130,000	1,514,865

Marine — 3.1%
Euroseas Ltd.	130,400	1,570,016
Genco Shipping & Trading Ltd.(a)	65,100	3,210,732
Paragon Shipping, Inc. (Class A Stock) (Greece)(a)	95,700	1,780,977

		6,561,725

Media — 1.7%
Cinemark Holdings, Inc.(a)	47,100	673,530
GateHouse Media, Inc.(a)	305,000	2,998,150

		3,671,680

Multi-Utilities — 2.7%
Sempra Energy	56,100	3,135,990
TECO Energy, Inc.	152,000	2,533,840

		5,669,830

Oil, Gas & Consumable Fuels — 22.0%
Bonavista Energy Trust (Canada)	114,600	3,128,516
Copano Energy LLC, E Units (original cost $3,600,018, purchased 10/19/07)(c)(d)	113,315	3,364,322
Duncan Energy Partners LP(a)	108,600	2,382,684
Energy Transfer Partners LP	67,100	3,365,065
Enterprise Products Partners LP(a)	111,800	3,489,278
Freehold Royalty Trust (Canada)	220,200	3,302,835
Harvest Energy Trust (Canada)	200,900	4,530,295
Linn Energy LLC (original cost $4,000,002, purchased 06/29/07)(c)(d)	127,992	2,721,472
NAL Oil & Gas Trust (Canada)	247,200	3,043,068
ONEOK Partners LP(a)	42,100	2,634,197
OSG America LP(a)	109,400	1,754,776
Pembina Pipeline Income Fund (Canada)	136,100	2,345,033
Regency Energy Partners LP(a)	104,600	3,294,900
SemGroup Energy Partners LP(a)	53,500	1,388,325
Vermilion Energy Trust (Canada)	96,700	3,284,169
Williams Partners LP	57,200	2,102,100

		46,131,035

Pharmaceuticals — 6.8%
Bristol-Meyers Squibb Co.	243,100	5,637,489
Merck & Co., Inc.	88,300	4,086,524
Pfizer, Inc.	198,100	4,633,559

		14,357,572

Real Estate Investment Trusts — 6.2%
American Financial Realty Trust(a)	313,600	2,580,928
Digital Realty Trust, Inc.(a)	162,700	5,813,271
Hospitality Properties Trust(a)	65,800	2,233,910
Prologis(a)	39,200	2,326,520

		12,954,629

Tobacco — 2.8%
Altria Group, Inc.	77,400	5,868,468

Trading Companies & Distributors — 3.1%
Aircastle Ltd.	151,000	3,711,580
Babcock & Brown Air Ltd., ADR (Ireland)	162,000	2,904,660

		6,616,240

Transportation Infrastructure — 1.2%
Hamburger Hafen Und Logistik, 144A (Greece)*	5,400	401,650
Macquarie Infrastructure Co. LLC	65,500	2,165,430

		2,567,080

TOTAL LONG-TERM INVESTMENTS (Cost $207,485,341)		204,255,717

SHORT-TERM INVESTMENT — 21.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $45,106,999; includes $42,810,941 of cash collateral for securities on loan)(b)(e)	45,106,999	45,106,999

TOTAL INVESTMENTS(f) — 118.7% (Cost $252,592,340)(g)	249,362,716
Liabilities in excess of other assets — (18.7)%	(39,351,481)

NET ASSETS — 100.0%	$210,011,235

The following abbreviation is used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $40,592,933 collateral of $42,810,941 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)

Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $9,600,020. The aggregate value of $8,085,794 is approximately 3.9% of net assets.

(d)	Indicates a security that has been deemed illiquid.

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	As of January 31, 2008, 9 securities representing $26,695,701 and 12.7% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(g)

The United States federal income tax basis of the Fund’s investments was $252,635,406; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,272,690 (gross unrealized appreciation - $13,729,390; gross unrealized depreciation - $17,002,080). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Dryden Money Market Fund
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

	Moody’s Ratings	Principal Amount (000)#	Value

COMMERCIAL PAPER (n) — 47.4%
Amsterdam Funding Corp., 144A
4.15%, 02/15/08	P-1	$1,000	$998,386
Bank of America Corp.
4.985%, 02/08/08	P-1	1,000	999,031
Bryant Park Funding, 144A
4.20%, 02/12/08	P-1	1,000	998,717
Calyon North America, Inc.
4.30%, 04/10/08	P-1	2,000	1,983,516
CBA (De) Finance, 144A
3.25%, 03/17/08	P-1	2,000	1,991,875
Ciesco LP, 144A
4.25%, 02/12/08	P-1	2,000	1,997,403
Kredietbank NA
3.50%, 03/18/08	P-1	1,000	995,528
Old Line Funding Corp., 144A
4.22%, 02/15/08	P-1	1,000	998,359
3.40%, 02/20/08	P-1	1,036	1,034,141
PNC Funding Corp.
4.89%, 03/19/08	P-1	1,000	993,616
3.22%, 04/25/08	P-1	1,000	992,487
3.225%, 04/28/08	P-1	1,000	992,206
Prudential PLC, 144A
5.10%, 02/11/08	P-1	1,500	1,497,875
3.50%, 04/22/08	P-1	1,200	1,190,550
San Paolo IMI US Financial Corp.
4.92%, 02/01/08	P-1	1,000	1,000,000
Societe Generale NA
4.785%, 02/01/08	P-1	1,000	1,000,000
Swedbank Mortgage AB
5.00%, 02/05/08	P-1	1,000	999,444
5.135%, 02/22/08	P-1	1,000	997,004
3.25%, 03/20/08	P-1	1,000	995,667
Toyota Motor Credit Corp.
4.77%, 02/22/08	P-1	2,000	1,994,435
Tulip Funding Corp., 144A
4.31%, 02/08/08	P-1	2,000	1,998,324
Westpac Banking Corp., 144A
4.68%, 05/02/08	P-1	1,000	988,170
Westpac Securities NZ LT, 144A
3.305%, 01/28/09	P-1	1,000	1,000,000

TOTAL COMMERCIAL PAPER (Cost $28,636,734)			28,636,734

CORPORATE OBLIGATIONS — 34.6%
Australia & New Zealand Banking Group Ltd., Notes, MTN, 144A (Australia)
5.111%, (c) 07/03/08	P-1	1,000	1,000,000
Bank of America Corp. NA
5.29%, 05/22/08	P-1	2,000	2,000,000
Caja de Ahorros y Monte de Piedad de Madrid, Sr. Unsec’d. Notes, 144A (Spain)
4.044%, (c) 08/12/08	P-1	1,000	1,000,000
DNB NOR Bank ASA, Notes, 144A (Norway)
3.376%, (c) 08/22/08	Aa1	1,500	1,499,950
Goldman Sachs Group, Inc., (The), Sr. Unsec’d. Notes, MTN
4.974%, (c) 2/22/08	Aa3	910	905,039
HSBC USA, Inc., Sr. Unsec’d. Notes, MTN
4.246%, (c) 8/15/08	P-1	3,000	3,000,000
ING Verzekering NV, Notes, MTN, 144A (Netherlands)
4.56%, (c) 09/03/08	P-1	2,000	2,000,000
Irish Life & Permanent PLC, Sr. Unsec’d. Notes, MTN, 144A (Ireland)
3.984%, (c) 08/20/08	P-1	1,000	1,000,028
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
4.376%, (c) 8/14/08	Aa3	3,000	3,000,000
Nationwide Building Society, Notes, 144A (United Kingdom)
4.923%, (c) 7/28/08	Aa2	3,000	3,000,238
Paccar Financial Corp., Sr. Unsec’d. Notes, MTN
4.339%, (c) 8/12/08	A1	2,500	2,500,016

TOTAL CORPORATE OBLIGATIONS (Cost $20,905,271)			20,905,271

CERTIFICATES OF DEPOSIT — 14.7%
Barclays Bank PLC
5.16%, 02/19/08	P-1	1,000	1,000,000
5.20%, 04/11/08	P-1	1,000	1,000,000
Fortis Bank NY
3.23%, (c) 04/28/08	P-1	900	899,474
M&I Marshall & Ilsley Bank
4.82%, 02/11/08	P-1	1,000	1,000,000
National Bank of Canada
4.28%, 04/11/08	P-1	2,000	2,000,039
Regions Bank
4.85%, 02/20/08	P-1	2,000	2,000,000
Unicredito Italiano New York
5.19%, 02/19/08	P-1	1,000	1,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $8,899,513)			8,899,513

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal Home Loan Bank
3.803%, (c) 02/17/09	Aaa	1,000	1,000,000
Disc. Notes,
4.30%, (n), 02/22/08	Aaa	2,000	1,994,983

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,994,983)			2,994,983

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $253,545)(w)	253,545	253,545

TOTAL INVESTMENTS — 102.1% (Cost $61,690,046) †	61,690,046
Liabilities in excess of other assets — (2.1)%	(1,259,134)

NET ASSETS — 100.0%	$60,430,912

The following abbreviation is used in the portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of lnvestments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities held by the Dryden Money Market Fund are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost.

Short-term debt securities held in other funds, which mature in sixty days or less, are valued at amortized cost and those which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date  March 25, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice
President and Principal Executive Officer

Date  March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer

Date  March 25, 2008

* Print the name and title of each signing officer under his or her signature.